RELATED PARTIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Common stock outstanding shares	7,435,756		7,435,756		1,843,852	1,121,738
Revenue	$ 381,000	$ 38,466,000	$ 50,719,000	$ 38,695,000	$ 46,288,000	$ 35,573,000
Total costs and expenses	2,945,000	36,333,000	49,885,000	44,547,000		40,014,000
Previously Reported [Member]
Related Party Transaction [Line Items]
Revenue					46,288,000
Total costs and expenses					55,653,000
March 2023 Promissory Note [Member]
Related Party Transaction [Line Items]
Interest expense, debt	0	0	0	23,000
Related Party [Member]
Related Party Transaction [Line Items]
Revenue	0	800,000	0	3,100,000	3,100,000	4,500,000
Total costs and expenses					2,800,000	3,900,000
Credit facility and other loans					4,000
Related Party [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Credit facility and other loans						202,000
Notes Payable, Other Payables [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount					1,000,000.0
Interest expense, debt				23,000
Notes Payable, Other Payables [Member] | Affiliated Entity [Member] | March 2023 Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount						$ 1,000,000.0
Interest expense, debt					$ 23,000
Plance Co LLC [Member]
Related Party Transaction [Line Items]
Total costs and expenses	$ 0	$ 900,000	$ 0	$ 2,800,000
Liotta Family Office LLC [Member] | Volato Group Inc. Chief Executive Officer [Member[
Related Party Transaction [Line Items]
Ownership percentage of issued and outstanding shares of Class A common stock	20.00%		20.00%
Subsidiary, ownership percentage	60.00%		60.00%
Liotta Family Office LLC [Member] | Brother of Management or Principal Owner [Member]
Related Party Transaction [Line Items]
Ownership percentage of issued and outstanding shares of Class A common stock	20.00%		20.00%		20.00%
Liotta Family Office LLC [Member] | Volato Group Inc Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Ownership percentage of issued and outstanding shares of Class A common stock					20.00%
Liotta Family Office LLC [Member] | Father of Management or Principal Owner [Member]
Related Party Transaction [Line Items]
Ownership percentage of issued and outstanding shares of Class A common stock					60.00%
Volato Group Inc [Member[ | Liotta Family Office LLC [Member]
Related Party Transaction [Line Items]
Ownership percentage of issued and outstanding shares of Class A common stock	1.00%		1.00%
Common stock outstanding shares	74,372		74,372
Volato Group Inc [Member] | Liotta Family Office LLC [Member]
Related Party Transaction [Line Items]
Ownership percentage of issued and outstanding shares of Class A common stock					4.00%
Common stock outstanding shares					74,372